Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

April 2, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
DWS Equity Dividend Fund, DWS Large Cap Value Fund, DWS Mid Cap Value Fund and DWS Small Cap Value Fund (the “Funds”), each a series of DWS Value Series, Inc. (the “Corporation”) (Reg. Nos. 033-18477, 811-05385)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 67 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on March 31, 2014.

Any comments or questions regarding this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

                    /s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price P.C.